Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Selling	$ 80	$ 81	$ 79
Personnel	170	168	181
Services	107	114	85
Depreciation and amortization	42	49	56
Advertisement	27	17	7
Others	55	62	66
Selling and administrative expenses	$ 481	$ 491	$ 474